Long-Term Loans	12 Months Ended
Jun. 30, 2024
Long-Term Loans [Abstract]
LONG-TERM LOANS
11.	LONG-TERM LOANS

In Novermber 2023, Jingxiyun Shenzhen obtained a bank loan of RMB10,000,000 ($1,376,046) from Industrial and Commercial Bank of China with the maturity date on October 30, 2026 and an interest rate of 3.25% per annum. The loan was pledged by the building owned by the Group for which the carrying value was $2,488,971 as of June 30, 2024.